Stock Based Compensation Plans: (Details Text) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	8,750
Options available for grant	1,822
Maximum term of options	10 years
Options granted during the period			5,200
Options exercised during the period			100
Proceeds to company from option exercises			$ 0.4
Non-cash compensation expense	$ 0.1		$ 4.4
Weighted average fair value of options granted			$ 1.05
Paid to retention unit plan participants		$ 7.7
Amount payable in event of change of control	$ 16.1